NET INCOME PER SHARE - Schedule Basic and Diluted Net Income Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income	$ 10,737	$ 12,807	$ 13,614
Denominator
Weighted average shares of common stock outstanding - basic (shares)	111,718	92,917	92,439
Weighted average shares of common stock outstanding - diluted (shares)	124,898	103,203	97,031
Net income attributable to common stockholders per share
Basic (USD per share)	$ 0.10	$ 0.14	$ 0.15
Diluted (USD per share)	$ 0.09	$ 0.12	$ 0.14
Common Class A
Numerator
Net income	$ 9,182	$ 10,191	$ 10,819
Potential dilutive effect of stock options	4	79	37
Net income attributable to common stockholders – diluted	$ 9,186	$ 10,270	$ 10,856
Denominator
Weighted average shares of common stock outstanding - basic (shares)	95,588	73,940	73,462
Potential dilutive effect of stock options and RSUs (shares)	11,229	8,819	3,914
Weighted average shares of common stock outstanding - diluted (shares)	106,817	82,759	77,376
Net income attributable to common stockholders per share
Basic (USD per share)	$ 0.10	$ 0.14	$ 0.15
Diluted (USD per share)	$ 0.09	$ 0.12	$ 0.14
Class B common stock
Numerator
Net income	$ 1,555	$ 2,616	$ 2,795
Potential dilutive effect of stock options	(4)	(79)	(37)
Net income attributable to common stockholders – diluted	$ 1,551	$ 2,537	$ 2,758
Denominator
Weighted average shares of common stock outstanding - basic (shares)	16,130	18,977	18,977
Potential dilutive effect of stock options and RSUs (shares)	1,951	1,467	678
Weighted average shares of common stock outstanding - diluted (shares)	18,081	20,444	19,655
Net income attributable to common stockholders per share
Basic (USD per share)	$ 0.10	$ 0.14	$ 0.15
Diluted (USD per share)	$ 0.09	$ 0.12	$ 0.14